CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 347,817,093		$ 49,960,799	¥ 2,186,288,246
Restricted cash	27,871,552		4,003,498
Short-term investments	1,276,830,926		183,405,287	115,436,080
Accounts receivable, net	526,822,932		75,673,379	203,984,074
Amounts due from related parties	278,155,878	[1]	39,954,592
Prepayments and other current assets	234,728,386		33,716,623	120,365,506
Total current assets	2,692,226,767		386,714,178	2,626,073,906
Non-current assets:
Property and equipment, net	24,115,374		3,463,957	13,929,542
Right-of-use assets, net	69,241,754		9,945,956
Intangible assets	88,943,679		12,775,960	94,527,598
Goodwill	7,268,330		1,044,030	7,268,330
Long-term investments	37,589,200		5,399,351
Other non-current assets	20,811,791		2,989,427	10,672,141
Total non-current assets	247,970,128		35,618,681	126,397,611
Total assets	2,940,196,895		422,332,859	2,752,471,517
Current liabilities (including current liabilities of the consolidated variable interest entity(“VIEs”) and its subsidiaries without recourse to the Company amounting to RMB1,022,418,769 and RMB1,792,082,225, as of December 31, 2018 and December 31, 2019, respectively):
Accounts payable (including accounts payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB73,087,671 and RMB313,189,188 as of December 31, 2018 and December 31, 2019, respectively)	328,268,752		47,152,856	131,249,219
Amounts due to a related party (including amount due to a related party of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of nil and RMB3,330,101 as of December 31, 2018 and 2019, respectively)	3,436,586	[2],[3]	493,635
Registered users’ loyalty payable (including registered users’ loyalty payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB249, 881,449 and RMB127,253,323 as of December 31, 2018 and December 31, 2019, respectively)	134,145,439		19,268,787	256,661,934
Advance from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of 152,181,358 and RMB 246,251,382 as of December 31, 2018 and December 31, 2019, respectively)	246,630,128		35,426,201	155,099,317
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB41,665,582 and RMB126,884,752 as of December 31, 2018 and December 31, 2019, respectively)	129,169,734		18,554,071	43,422,202
Tax payable (including tax payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB100,757,561 and RMB93,025,726 as of December 31, 2018 and December 31, 2019, respectively)	118,156,494		16,972,118	101,286,721
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of nil and RMB31,275,663 as of December 31, 2018 and December 31, 2019, respectively)	38,210,188		5,488,550
Accrued liabilities related to users’ loyalty programs (including accrued liabilities related to users’ loyalty program of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB44,133,812 and RMB89,184,947 as of December 31, 2018 and December 31, 2019, respectively)	89,184,947		12,810,616	44,133,812
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB360,711,336 and RMB761,687,143 as of December 31, 2018 and December 31, 2019, respectively)	788,495,442		113,260,284	379,130,559
Total current liabilities	1,875,697,710		269,427,118	1,110,983,764
Non-current liabilities:
Other non-current liabilities	7,212,463		1,036,005	9,686,219
Lease liabilities, non-current	26,651,446		3,828,241
Deferred tax liabilities	21,228,656		3,049,306	23,631,899
Convertible loan	1,218,905,676		175,084,845
Non-current liabilities	1,273,998,241		182,998,397	33,318,118
Total liabilities	3,149,695,951		452,425,515	1,144,301,882
Mezzanine equity:
Redeemable non-controlling interests	495,844,565		71,223,615	96,936,855
Total mezzanine equity	495,844,565		71,223,615	96,936,855
Shareholders’ equity (deficit):
Additional paid-in capital	4,321,100,861		620,687,302	3,684,130,058
Treasury stock (US$0.0001 par value; 9,500,000 and 8,635,420 shares as of December 31, 2018 and December 31, 2019, respectively)	(142,228,779)		(20,429,886)
Accumulated other comprehensive (loss)	(17,934,525)		(2,576,132)	(16,428,875)
Accumulated deficit	(4,862,464,162)		(698,449,275)	(2,153,235,425)
Total Qutoutiao Inc. shareholders’ equity (deficit)	(701,481,954)		(100,761,577)	1,514,507,305
Non-controlling interests	(3,861,667)		(554,694)	(3,274,525)
Total shareholders’ equity (deficit)	(705,343,621)		(101,316,271)	1,511,232,780
Total liabilities, mezzanine equity and shareholders’ equity	2,940,196,895		422,332,859	2,752,471,517
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	20,260		2,910	16,292
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	¥ 24,391		$ 3,504	¥ 25,255

[1]	For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).
[2]	For the year ended December 31, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB 35.6 million for the year ended December 31, 2019.
[3]	For the year ended December 31, 2019, the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee of RMB6.8 million represents the amount paid to the game developing company in relation to the arrangement.